Deferred Tax Liabilities/(Assets) - Schedule of Movement in Deferred Tax Liabilities/(Assets) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement in Deferred Tax Liabilities/(Assets) [Abstract]
At beginning of financial year	$ (29,787)	$ (13,629)
Charged to profit or loss (Note 19)	(18,519)	(16,158)
At end of financial year	$ (48,306)	$ (29,787)